COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 3. COMMITMENTS AND CONTINGENCIES

Exclusive License Agreements With Related Party

In August 2024, the Company entered into two exclusive licensing agreements with Cádiz CF S.A.D (“Cádiz CF”), one related to HPT activities and one related to the brand Mágico González, the “HPT Agreement” and the “Mágico González Agreement,” respectively. Each contract has a term of twenty years, and can be terminated under mutual agreement between both Cádiz CF and Nomadar, or through a breach of the contract terms. Pursuant to the HPT Agreement, the Company will pay a royalty equivalent to 15% of the net sales, defined as sales revenue less cost of goods sold, obtained as remuneration for the use of the HPT know-how regulated under the agreement. During the nine months ended September 30, 2025 and 2024, the Company recorded royalty fees under the HPT Agreement in the amount of $7,904 and $0, respectively, within cost of sales on the accompanying unaudited condensed statement of operations, and none under the Mágico González agreement. Pursuant to the Mágico González Agreement, the Company will pay a royalty equivalent to 15% of the net sales obtained as remuneration for the transfer of the trademark use regulated under the agreement. Payment will be made within thirty days of the fiscal year end. For more information on the licensing agreements, see Note 4.

NOTE 3. COMMITMENTS AND CONTINGENCIES

Exclusive License Agreements With Related Party

In August 2024, the Company entered into two exclusive licensing agreements with Cádiz CF S.A.D (“Cádiz CF”), one related to HPT activities and one related to the brand Mágico González, the “HPT Agreement” and the “Mágico González Agreement,” respectively. Each contract has a term of twenty years, and can be terminated under mutual agreement between both Cádiz CF and Nomadar, or through a breach of the contract terms. Pursuant to the HPT Agreement, the Company will pay a royalty equivalent to 15% of the net sales, defined as sales revenue less cost of goods sold, obtained as remuneration for the use of the HPT know-how regulated under the agreement. Pursuant to the Mágico González Agreement, the Company will pay a royalty equivalent to 15% of the net sales obtained as remuneration for the transfer of the trademark use regulated under the agreement. Payment will be made within thirty days of the fiscal year end. For more information on the licensing agreements, see “Note 4. Related Party Transactions.”